OTHER ACCOUNT PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 968	$ 938
Provision for vacation and other employee benefits	1,524	1,315
Accrued expenses	378	458
Provision for contingent liabilities (Note 11d)	42	191
Other liabilities	206	475
Other Current Liabilities	$ 3,118	$ 3,377